Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit)	$ 2,566	$ 2,612	$ 2,683
Deferred Tax Assets, Operating Loss Carryforwards			263
Realized Securities Gain [Member]
Current Income Tax Expense (Benefit)	$ 300	$ 482	$ 331